Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets:
Cash and cash equivalents	$ 129,865	$ 299,169	$ 344,541	$ 220,655
Cash and cash equivalents, fair value disclosure	129,865	299,169
Available-for-sale securities	31,582	31,570
Available-for-sale securities, fair value disclosure	31,582	31,570
Trading securities	30,486	35,092
Trading securities, fair value disclosure	30,486	35,092
Liabilities:
Credit facilities	5,979,383	5,999,337
Credit facilities, fair value disclosure	5,780,877	5,882,124
Other debt	41,143	36,122
Other debt, fair value disclosure	41,143	36,122
8.875% Senior Notes [Member]
Liabilities:
Senior notes	1,777,617	2,784,331
Senior notes, fair value disclosure	1,842,322	2,923,548
8% Senior Notes [Member]
Liabilities:
Senior notes	1,000,000	0
Senior notes, fair value disclosure	$ 995,000	$ 0